Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers by Revenue Stream (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues		$ 12,354,572	$ 1,590,178		$ 8,689,749
System development [Member]
Disaggregation of Revenue [Line Items]
Revenues		5,903,175	759,808		5,969,112
NFT [Member]
Disaggregation of Revenue [Line Items]
Revenues		2,600,000	334,650		1,585,000
Web and mobile application development [Member]
Disaggregation of Revenue [Line Items]
Revenues		800,000	102,969
AI-OCR development [Member]
Disaggregation of Revenue [Line Items]
Revenues		807,880	103,984		80,970
Technological support and maintenance service and other services [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 2,243,517	$ 288,767		$ 1,054,667
Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 4,421,208
Predecessor [Member] | System development [Member]
Disaggregation of Revenue [Line Items]
Revenues						3,602,067
Predecessor [Member] | NFT [Member]
Disaggregation of Revenue [Line Items]
Revenues
Predecessor [Member] | Web and mobile application development [Member]
Disaggregation of Revenue [Line Items]
Revenues						391,000
Predecessor [Member] | AI-OCR development [Member]
Disaggregation of Revenue [Line Items]
Revenues						68,141
Predecessor [Member] | Technological support and maintenance service and other services [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 360,000
Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 8,689,749
Successor [Member] | System development [Member]
Disaggregation of Revenue [Line Items]
Revenues				5,969,112
Successor [Member] | NFT [Member]
Disaggregation of Revenue [Line Items]
Revenues				1,585,000
Successor [Member] | Web and mobile application development [Member]
Disaggregation of Revenue [Line Items]
Revenues
Successor [Member] | AI-OCR development [Member]
Disaggregation of Revenue [Line Items]
Revenues				80,970
Successor [Member] | Technological support and maintenance service and other services [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 1,054,667